Income taxes - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Uncertain tax position	$ 70,888	$ 38,099	$ 32,250
Unrecognized tax benefits resulting from acquisitions	25,400	2,500
Unrecognized tax benefits that would impact effective tax rate	45,500	35,600
Accrued interest and penalties for uncertain tax positions	2,200	2,400
Accrued interest and penalties, Uncertain tax position included in Long-term tax receivable	19,600
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits is reasonably possibility	31,200
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits is reasonably possibility	20,900
Other noncurrent liabilities
Operating Loss Carryforwards [Line Items]
Uncertain tax position	70,900	38,100
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards subject to expiration	700	2,200
Tax loss carryforwards not subject to expiration	80,300	46,900
Federal and State Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards subject to expiration	542,400	545,700
Tax loss carryforwards not subject to expiration	$ 517,700	$ 361,400